Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bretton Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bretton Fund
Average Annual Return, Percent	11.58%	14.08%	13.79%
Bretton Fund | S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500 Index
Average Annual Return, Percent	17.88%	14.42%	14.82%